Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of the Company	12 Months Ended
Dec. 31, 2023
China International Assets and Equity of Artworks Exchange Limited [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Name	China International Assets and Equity of Artworks Exchange Limited (“International Culture”)
Background	● A Hong Kong company ● Incorporated on November 22, 2013, commenced operations in March 2018. ● Engages in providing an online platform that facilitates e-commerce of collectible and artwork trading
Ownership	100%
HKDAEx Limited [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Name	HKDAEx Limited (“HKDAEx”)
Background	● A Hong Kong company ● Incorporated on April 18, 2018 ● Engages in providing an online platform that facilitates e-commerce of certain commodities trading
Ownership	100%
Oriental Culture BVI [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Name	Oriental Culture BVI
Background	● A British Virgin Islands company ● Incorporated on December 6, 2018
Ownership	100%
Oriental Culture HK [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Name	Oriental Culture HK
Background	● A Hong Kong company ● Incorporated on January 3, 2019
Ownership	100% owned by Oriental Culture BVI
Oriental Culture WFOE [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Name	Oriental Culture WFOE
Background	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on May 7, 2019
Ownership	100% owned by Oriental Culture HK
Jiangsu Yanggu [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Name	Jiangsu Yanggu
Background	● A PRC limited liability company ● Incorporated on August 23, 2017, commenced operations in March 2018. ● Holding company of Nanjing Yanyu and Nanjing Yanqing
Ownership	VIE of Oriental Culture WFOE
Nanjing Yanyu Information Technology Co., Ltd. [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Name	Nanjing Yanyu Information Technology Co., Ltd. (“Nanjing Yanyu”)
Background	● A PRC limited liability company ● Incorporated on June 7, 2018 ● Provides support services to Jiangsu Yanggu, International Culture, HKDAEx, Kashi Longrui and Kashi Dongfang
Ownership	100% owned by Jiangsu Yanggu
Nanjing Yanqing Information Technology Co., Ltd. [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Name	Nanjing Yanqing Information Technology Co., Ltd. (“Nanjing Yanqing”)
Background	● A PRC limited liability company ● Incorporated on May 17, 2018 ● Holding company of Kashi Longrui and Kashi Dongfang
Ownership	100% owned by Jiangsu Yanggu
Kashi Longrui Business Management Service Co., Ltd. [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Name	Kashi Longrui Business Management Service Co., Ltd. (“Kashi Longrui”)
Background	● A PRC limited liability company ● Incorporated on July 19, 2018 ● Operating entity provides marketing services
Ownership	100% owned by Nanjing Yanqing
Kashi Dongfang Cangpin Culture Development Co., Ltd. [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Name	Kashi Dongfang Cangpin Culture Development Co., Ltd. (“Kashi Dongfang”)
Background	● A PRC limited liability company ● Incorporated on August 29, 2018 ● Operating entity provides listing and warehouse services
Ownership	100% owned by Nanjing Yanqing